CONSOLIDATED INCOME STATEMENTS - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	[1]	Dec. 31, 2017	[1],[2]
Operating revenue
Traffic revenue	¥ 148,117	¥ 138,064		¥ 121,873
Other operating revenue	6,205	5,559		5,933
Total operating revenue	154,322	143,623		127,806
Operating expenses
Flight operation expenses	70,566	76,216		62,978
Maintenance expenses	13,057	12,704		11,877
Aircraft and transportation service expenses	26,591	24,379		22,935
Promotion and selling expenses	7,755	7,036		6,881
General and administrative expenses	4,073	3,770		3,391
Depreciation and amortization	24,620	14,308		13,162
Impairment losses on property, plant and equipment	18	0	[3]	324	[3]
Others	1,928	1,829		1,550
Total operating expenses	148,608	140,242		123,098
Other net income	5,124	5,438		4,448
Operating profit	10,838	8,819		9,156
Interest income	74	125		89
Interest expense	(5,845)	(3,202)		(2,747)
Share of associates' results	(178)	263		431
Share of joint ventures' results	365	200		99
Exchange (loss)/gain, net	(1,477)	(1,853)		1,801
Changes in fair value of financial assets / liabilities	265	12		(64)
Remeasurement of the originally held equity interests in a joint venture	13	0		109
Profit before income tax	4,055	4,364	[3]	8,874	[3]
Income tax	(971)	(1,000)		(1,976)
Profit for the year	3,084	3,364		6,898
Profit attributable to:
Equity shareholders of the Company	2,640	2,895		5,961
Non-controlling interests	444	469		937
Profit for the year	¥ 3,084	¥ 3,364		¥ 6,898
Earnings per share
Basic and diluted	¥ 0.22	¥ 0.27		¥ 0.60

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).
[2]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).
[3]	The Group has initially applied IFRS 16 using the modified retrospective approach and adjusted the opening balances at January 1, 2019 to recognize right-of-use assets and lease liabilities relating to leases which were previously classified as operating leases under IAS 17. In the comparative periods in 2018 and 2017, cash payments under operating leases made by the Group as a lessee of RMB9,920 million and RMB8,996 million, respectively, were included in operating cash outflows in the consolidated cash flow statements. Under IFRS 16, except for short-term lease payments and payments for leases of low value assets not included in the measurement of lease liabilities, all other rentals paid on leases are now split into capital element and interest element and classified as financing cash outflows and operating cash outflows, respectively. Under the modified retrospective approach, the comparative information is not restated. Further details on the impact of the transition to IFRS 16 are set out in Note 2(b).